Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative expenses	$ (39,701)	$ (36,868)	$ (33,910)
Total operating expenses	(131,378)	(124,502)	(112,527)
Operating loss	10,065	(4,323)	(18,793)
Interest income	1,898	723	1,471
Interest expense	(93)	(95)	(406)
Other income, net	13,545	4,678	4,737
(Loss)/income before income tax	25,415	983	(12,991)
Income tax expenses	(4,068)	125	(1,149)
Net (loss)/income	21,347	1,108	(14,140)
Net (loss)/income attributable to Xunlei Limited's common shareholders	21,463	1,191	(13,840)
Xunlei Limited
Operating expenses
General and administrative expenses	(6,436)	(3,302)	(1,438)
Total operating expenses	(6,436)	(3,302)	(1,438)
Operating loss	(6,436)	(3,302)	(1,438)
Interest income	360	107	2
Interest expense	(93)	(95)	(399)
Other income, net	368	585	2,455
(Loss)/income from subsidiaries and consolidated VIEs	27,300	3,935	(14,361)
(Loss)/income before income tax	21,499	1,230	(13,741)
Income tax expenses	(36)	(39)	(99)
Net (loss)/income	21,463	1,191	(13,840)
Net (loss)/income attributable to Xunlei Limited's common shareholders	$ 21,463	$ 1,191	$ (13,840)